Segmented Information - Summary of Sales by Classes of Similar Products (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 28, 2020
Product Information [Line Items]
Net sales, total	$ 181,342	$ 143,068	$ 169,420
Retail Segment [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	167,819	130,758	160,981
Other Segments [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	13,523	12,310	8,439
Jewelry and Other [Member]
Product Information [Line Items]
Net sales, total	90,522	67,296	90,175
Jewelry and Other [Member] | Retail Segment [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	78,586	55,743	81,736
Jewelry and Other [Member] | Other Segments [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	11,936	11,553	8,439
Timepieces [Member]
Product Information [Line Items]
Net sales, total	90,820	75,772	79,245
Timepieces [Member] | Retail Segment [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	89,233	75,015	$ 79,245
Timepieces [Member] | Other Segments [Member] | Operating Segments [Member]
Product Information [Line Items]
Net sales, total	$ 1,587	$ 757